IMPORTANT NOTICE REGARDING CHANGES IN FUND NAME, INVESTMENT STRATEGY AND INVESTMENT POLICY

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Multi-Asset Growth Allocation Fund
The fund’s Board of Trustees (the Board) has approved changes to the fund proposed by DWS Investment Management Americas, Inc. (DIMA), the fund’s investment advisor (the Advisor), in order to implement a new investment strategy for the fund, including: (i) a new fund name; (ii) the adoption of a new non-fundamental investment policy to invest at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities; and (iii) a new benchmark index, the S&P 500 Index. The changes to the fund described further below will become effective on or about August 9, 2021. The operational costs of implementing the fund’s new investment strategy, including brokerage commission costs resulting from the rebalancing of the fund’s portfolio, the cost of filing and mailing the fund’s prospectus supplement and legal costs associated with the strategy change, will be borne by the Advisor. The rebalancing of the fund’s portfolio is expected to result in the fund’s recognition of taxable capital gains, which will be passed through to shareholders. Any taxes resulting from the recognition of such capital gains will not be borne by the Advisor. In addition, effective on or about August 9, 2021, the fund’s Class T shares will be terminated.
THE FOLLOWING CHANGES ARE EFFECTIVE ON OR ABOUT AUGUST 9, 2021:
DWS Multi-Asset Growth Allocation Fund is renamed DWS Equity Sector Strategy Fund. All references in the fund’s prospectus to DWS Multi-Asset Growth Allocation Fund are replaced by DWS Equity Sector Strategy Fund.
The following information replaces the existing similar disclosure in the “FEES AND EXPENSES” section of the summary section of the fund’s prospectus.
SHAREHOLDER FEES (paid directly from your investment)
	A	C	S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75	None	None
Maximum deferred sales charge (load), as % of redemption proceeds[1]	None	1.00	None
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$20	$20	$20
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)
	A	C	S
Management fee[2]	0.30	0.30	0.30
Distribution/service (12b-1) fees	0.24	1.00	None
Other expenses	0.52	0.59	0.53
Total annual fund operating expenses	1.06	1.89	0.83
Fee waiver/expense reimbursement	0.33	0.41	0.35
Total annual fund operating expenses after fee waiver/expense reimbursement	0.73	1.48	0.48
1 Investments of $1,000,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months.
2 “Management fee” is restated to reflect the fund’s new management fee rate effective August 9, 2021.
The Advisor has contractually agreed through September 30, 2023 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 0.73%, 1.48% and 0.48% for Class A, Class C and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.
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EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including two years of capped expenses in each period) remain the same. Class C shares generally convert automatically to Class A shares after 8 years. The information presented in the Example for Class C reflects the conversion of Class C to Class A after 8 years. See “Class C Shares” in the “Choosing a Share Class” section of the prospectus for more information. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Years	A	C	S
1	$645	$251	$49
3	829	512	193
5	1,064	943	390
10	1,737	1,925	958
You would pay the following expenses if you did not redeem your shares:
Years	A	C	S
1	$645	$151	$49
3	829	512	193
5	1,064	943	390
10	1,737	1,925	958
The following information replaces the existing similar disclosure under the “PRINCIPAL INVESTMENT STRATEGIES” section of the summary section of the fund’s prospectus.
Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities. The fund seeks to achieve its objective by employing an active investment strategy that invests primarily in the stocks comprising the S&P 500 Index, the fund’s benchmark index (the “benchmark”). The fund typically invests directly in common stocks, but may also invest in derivatives, such as futures contracts and options, that provide exposure to the stocks of the companies in the benchmark. To achieve exposure to the stocks of the companies in the benchmark, the fund may also invest, on a limited basis, in various sector and/or industry focused mutual funds and ETFs.
In addition, portfolio management, in its discretion will adjust, or “tilt,” upwards or downwards the fund’s levels of investments in benchmark sectors and industries relative to the benchmark sector/industry weights to reflect management’s ongoing assessments of such sectors and industries. While downward adjustments may result in zero exposure to a particular sector or industry, portfolio management may also limit downward adjustments for a particular benchmark sector or industry if it has determined to preserve a certain level of exposure to that sector or industry. The fund’s ongoing sector and industry adjustments may result in the fund having an overall growth or value style at any given time. From time to time, the fund may invest in securities that are not included in the benchmark and expects to differ substantially from it through industry and sector tilts.
The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by DIMA. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by DIMA. The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
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Management process. When making upwards or downwards adjustments to benchmark sector and industry positions, portfolio management will utilize a macro-minded and intrinsic valuation oriented framework. Sectors and industries may be over, under or, from time to time, equal to benchmark weights. Analysis will include a fundamental assessment of the earnings outlook and observed valuation of each industry. Assessments will utilize the macro views of the DWS Chief Investment Officer (CIO) Americas strategy team and key global DWS CIO View forecasts. Each industry will be evaluated for its total return potential versus that of the benchmark. The overweight and underweight segments will each be tilted by an absolute percentage weight of the sector or industry within the benchmark. This tilt strategy seeks to outperform the benchmark by making sector and industry preferences. The over- and under-weight decisions will be made at the sector level, and, at times, also at the industry level. Individual securities would maintain their proportionate weights within the benchmark sector or industry. When the sector/industry weight is raised, that additional weight for the sector/industry would be allocated to each security within the sector/industry based upon the weight of that security within the benchmark sector. There is no sampling or equal weightings of stocks in this process.
Portfolio management may refer to the output of various optimization tools and other portfolio construction techniques in order to help control portfolio turnover, tax efficiency, and other factors.
Portfolio management may consider information about Environmental, Social and Governance (ESG) issues in its fundamental research process and when making investment decisions.
Derivatives. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or sector, to keep cash on hand to meet shareholder redemptions or for other needs while maintaining exposure to the stock market.
The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or sector, or to keep cash on hand to meet shareholder redemptions.
Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, banks and pooled investment vehicles.
The following disclosure is added under the “MAIN RISKS” section of the summary section of the fund’s prospectus.
Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund’s performance.
ESG investing risk. Investing primarily in investments that meet ESG criteria carries the risk that the fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of issuers and, therefore, may underperform funds that do not consider ESG factors. The ESG research and ratings used by the Advisor are based on information that is publicly available and/or provided by the companies themselves or by third parties and such information may be unavailable or unreliable. Additionally, investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, the fund may invest in issuers that do not reflect the beliefs and values with respect to ESG of any particular investor.
Value investing risk. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.
Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.
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All disclosure and references to the following risks in the “MAIN RISKS” section of the summary section of the fund's prospectus are deleted: “Asset allocation risk,” “Interest rate risk,” “Credit risk,” “Foreign investment risk,” “Emerging markets risk,” “Underlying funds risk,” “Concentration risk – Underlying funds,” “Interest rate strategies risk,” “Currency strategies risk,” “Real estate securities risk,” “Infrastructure-related companies risk,” “Commodities-related investments risk” and “Prepayment and extension risk.”
The following information is added under the “AVERAGE ANNUAL TOTAL RETURNS” table in the “PAST PERFORMANCE” section of the summary section of the fund’s prospectus.
S&P 500® Index replaced the S&P Target Risk Moderate Index as the fund’s principal benchmark index because the Advisor believes the S&P 500® Index more accurately reflects the fund’s current investment strategies.
The following information replaces the existing disclosure contained under the “MANAGEMENT” section of the summary section of the fund’s prospectus.
Portfolio Manager(s)
David Bianco, CFA, Chief Investment Officer Americas. Portfolio Manager of the fund. Began managing the fund in 2021.
Di Kumble, CFA, Senior Portfolio Manager Equity. Portfolio Manager of the fund. Began managing the fund in 2021.
Dokyoung Lee, CFA, Regional Head of Multi Asset & Solutions. Portfolio Manager of the fund. Began managing the fund in 2018.
The following information replaces the existing similar disclosure under the “PRINCIPAL INVESTMENT STRATEGIES” section within the “FUND DETAILS” section of the fund’s prospectus.
Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities. The fund seeks to achieve its objective by employing an active investment strategy that invests primarily in the stocks comprising the S&P 500 Index, the fund’s benchmark index (the “benchmark”). The fund typically invests directly in common stocks, but may also invest in derivatives, such as futures contracts and options, that provide exposure to the stocks of the companies in the benchmark. To achieve exposure to the stocks of the companies in the benchmark, the fund may also invest, on a limited basis, in various sector and/or industry focused mutual funds and ETFs.
In addition, portfolio management, in its discretion will adjust, or “tilt,” upwards or downwards the fund’s levels of investments in benchmark sectors and industries relative to the benchmark sector/industry weights to reflect management’s ongoing assessments of such sectors and industries. While downward adjustments may result in zero exposure to a particular sector or industry, portfolio management may also limit downward adjustments for a particular benchmark sector or industry if it has determined to preserve a certain level of exposure to that sector or industry. The fund’s ongoing sector and industry adjustments may result in the fund having an overall growth or value style at any given time. From time to time, the fund may invest in securities that are not included in the benchmark and expects to differ substantially from it through industry and sector tilts.
The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by DIMA. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by DIMA. The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
Management process. When making upwards or downwards adjustments to benchmark sector and industry positions, portfolio management will utilize a macro-minded and intrinsic valuation oriented framework. Sectors and industries may be over, under or, from time to time, equal to benchmark weights. Analysis will include a fundamental assessment of
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the earnings outlook and observed valuation of each industry. Assessments will utilize the macro views of the DWS Chief Investment Officer (CIO) Americas strategy team and key global DWS CIO View forecasts. Each industry will be evaluated for its total return potential versus that of the benchmark. The overweight and underweight segments will each be tilted by an absolute percentage weight of the sector or industry within the benchmark. This tilt strategy seeks to outperform the benchmark by making sector and industry preferences. The over- and under-weight decisions will be made at the sector level, and, at times, also at the industry level. Individual securities would maintain their proportionate weights within the benchmark sector or industry. When the sector/industry weight is raised, that additional weight for the sector/industry would be allocated to each security within the sector/industry based upon the weight of that security within the benchmark sector. There is no sampling or equal weightings of stocks in this process.
Portfolio management may refer to the output of various optimization tools and other portfolio construction techniques in order to help control portfolio turnover, tax efficiency, and other factors.
Portfolio management may consider information about Environmental, Social and Governance (ESG) issues in its fundamental research process and when making investment decisions.
To achieve exposure to the stocks of the companies in the benchmark, the fund may also invest, on a limited basis, in various sector and/or industry focused mutual funds and ETFs.
The fund may invest in underlying funds that are DWS mutual funds or exchange-traded funds, as well as unaffiliated mutual funds and exchange-traded funds. Other funds in which the fund may invest from time to time may include series of DBX ETF Trust which is managed by DBX Advisors LLC. DWS Investment Management Americas, Inc. is an indirect, wholly-owned subsidiary of DWS Group, which is an indirect, majority-owned subsidiary of Deutsche Bank AG. DBX Advisors LLC is a subsidiary of Deutsche Bank AG. From time to time, the fund may invest in excess of 5% of the fund’s assets in ETFs in order to achieve or maintain exposure to stocks of the companies in the benchmark.
Derivatives. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or sector, to keep cash on hand to meet shareholder redemptions or for other needs while maintaining exposure to the stock market.
The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or sector, or to keep cash on hand to meet shareholder redemptions.
Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, banks and pooled investment vehicles.
The following disclosure is added under the “MAIN RISKS” section within the “FUND DETAILS” section of the fund's prospectus:
ESG investing risk. Investing primarily in investments that meet ESG criteria carries the risk that the fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of issuers and, therefore, may underperform funds that do not consider ESG factors. The ESG research and ratings used by the Advisor are based on information that is publicly available and/or provided by the companies themselves or by third parties and such information may be unavailable or unreliable. Additionally, investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, the fund may invest in issuers that do not reflect the beliefs and values with respect to ESG of any particular investor.
Active trading risk. Active securities trading could raise transaction costs (thus lowering returns) and could mean increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.
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All disclosure and references to the following risks in the “MAIN RISKS” section of the “FUND DETAILS” section of the fund’s prospectus are hereby deleted: “Asset allocation risk,” “Interest rate risk,” “Credit risk,” “Foreign investment risk,” “Emerging markets risk,” “Underlying funds risk,” “Concentration risk – Underlying funds,” “Non-diversification risk – Underlying funds,” “Interest rate strategies risk,” “Currency strategies risk,” “Real estate securities risk,” “Infrastructure-related companies risk,” “Commodities-related investments risk,” “Prepayment and extension risk,” “Inflation-indexed bond risk,” “Small company risk,” “Municipal securities risk,” “Senior loans risk,” “Tax status risk” and “Borrowing risk.”
The following information replaces similar disclosure in the first bulleted paragraph of the “OTHER POLICIES AND RISKS” section within the “FUND DETAILS” section of the fund’s prospectus.
Although major changes tend to be infrequent, the fund’s Board could change the fund’s investment objective without seeking shareholder approval. However, the fund’s Board will provide shareholders with at least 60 days’ notice prior to making any changes to the 80% investment policy of the fund, as described herein.
The following disclosure replaces similar disclosure under the “For More Information” sub-heading in the “OTHER POLICIES AND RISKS” section in the “FUND DETAILS” section of the fund's prospectus.
A complete list of the fund’s portfolio holdings as of the month-end is posted on dws.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on dws.com. The posted portfolio holdings information is available by fund and generally remains accessible at least until the date on which the fund files its Form N-CSR or publicly available Form N-PORT with the SEC for the period that includes the date as of which the posted information is current. In addition, the fund’s top ten equity holdings and other fund information is posted on dws.com as of the calendar quarter-end on or after the 10th calendar day following quarter-end. The fund’s Statement of Additional Information includes a description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio holdings. A complete list of the fund’s sector allocations will be posted on dws.com weekly.
The following information replaces similar disclosure for the fund under the “Management Fee” sub-heading in the “WHO MANAGES AND OVERSEES THE FUND” section of the fund’s prospectus.
The Advisor receives a management fee from the fund at the following rates: (a) 0.100% of the fund’s average daily net assets invested in exchange-traded funds and mutual funds; and (b) 0.300% of the fund’s average daily net assets not covered in (a) above. The Advisor also receives fees as investment advisor to each underlying DWS fund in which the fund invests.
The Advisor has contractually agreed through September 30, 2023 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 0.73%, 1.48% and 0.48% for Class A, Class C and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.
The following information replaces the existing similar disclosure for the fund under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectus.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
David Bianco, CFA, Chief Investment Officer Americas. Portfolio Manager of the fund. Began managing the fund in 2021.
■
Rejoined DWS in 2012 with 15 years of industry experience; previously worked as Chief US Equity Strategist at Deutsche Bank and, before rejoining, at BofA Merrill Lynch and at UBS, as the Valuation & Accounting Strategist at UBS, a Quantitative Strategist at Deutsche Bank and an industry equity analyst at Deutsche Bank, Credit Suisse and at NatWest Markets.
■
Chief Investment Strategist and Head of US Active Equity Management: New York.
■
BS in Economics, University of Pennsylvania.
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Di Kumble, CFA, Senior Portfolio Manager Equity. Portfolio Manager of the fund. Began managing the fund in 2021.
■
Joined DWS in 2003 with seven years of industry experience. Prior to joining, she served as a Portfolio Manager at Graham Capital Management. Previously, she worked as a Quantitative Strategist at ITG Inc. and Morgan Stanley.
■
Senior Portfolio Manager, Head of Tax Managed Equities: New York.
■
BS, Beijing University; PhD in Chemistry, Princeton University.
Dokyoung Lee, CFA, Regional Head of Multi Asset & Solutions. Portfolio Manager of the fund. Began managing the fund in 2018.
■
Joined DWS in 2018 with 24 years of industry experience; previously, worked as Head of Research and Portfolio Manager in the Global Multi-Asset Group at Oppenheimer Funds, and in research and portfolio management roles at AllianceBernstein.
■
Americas Multi-Asset Head: New York.
■
BSE, Princeton University.
The following disclosure is added under the “ADDITIONAL INDEX INFORMATION” heading in the “APPENDIX A” of the fund's prospectus.
S&P 500® Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
The following replaces the existing similar disclosure under the “HYPOTHETICAL EXPENSE SUMMARY” heading of the “APPENDIX” section of the fund’s prospectus.
DWS Equity Sector Strategy Fund — A
	Maximum Sales Charge: 5.75%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.73%	-1.73%	$9,827.45	$645.27
2	10.25%	0.73%	2.47%	$10,247.08	$73.27
3	15.76%	1.06%	6.51%	$10,650.81	$110.76
4	21.55%	1.06%	10.70%	$11,070.46	$115.12
5	27.63%	1.06%	15.07%	$11,506.63	$119.66
6	34.01%	1.06%	19.60%	$11,959.99	$124.37
7	40.71%	1.06%	24.31%	$12,431.22	$129.27
8	47.75%	1.06%	29.21%	$12,921.01	$134.37
9	55.13%	1.06%	34.30%	$13,430.10	$139.66
10	62.89%	1.06%	39.59%	$13,959.24	$145.16
Total					$1,736.91
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DWS Equity Sector Strategy Fund — C
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.48%	3.52%	$10,352.00	$150.60
2	10.25%	1.48%	7.16%	$10,716.39	$155.91
3	15.76%	1.89%	10.50%	$11,049.67	$205.69
4	21.55%	1.89%	13.93%	$11,393.31	$212.09
5	27.63%	1.89%	17.48%	$11,747.65	$218.68
6	34.01%	1.89%	21.13%	$12,113.00	$225.48
7	40.71%	1.89%	24.90%	$12,489.71	$232.50
8	47.75%	1.89%	28.78%	$12,878.14	$239.73
9	55.13%	1.06%	33.86%	$13,385.54	$139.20
10	62.89%	1.06%	39.13%	$13,912.93	$144.68
Total					$1,924.56
DWS Equity Sector Strategy Fund — S
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.48%	4.52%	$10,452.00	$49.08
2	10.25%	0.48%	9.24%	$10,924.43	$51.30
3	15.76%	0.83%	13.80%	$11,379.98	$92.56
4	21.55%	0.83%	18.55%	$11,854.52	$96.42
5	27.63%	0.83%	23.49%	$12,348.86	$100.44
6	34.01%	0.83%	28.64%	$12,863.81	$104.63
7	40.71%	0.83%	34.00%	$13,400.23	$109.00
8	47.75%	0.83%	39.59%	$13,959.02	$113.54
9	55.13%	0.83%	45.41%	$14,541.11	$118.28
10	62.89%	0.83%	51.47%	$15,147.47	$123.21
Total					$958.46
Please Retain This Supplement for Future Reference
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